Regulatory Matters and Restrictions on Dividends - Summary of Basel III Minimum Requirements After Giving Effect to the Buffer (Detail)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Ratio (as a percent)	5.125%	4.50%
Tier 1 Capital to Risk Weighted Assets Ratio (as a percent)	6.625%	6.00%	4.00%
Total Capital to Risk Weighted Assets Ratio (as a percent)	8.625%	8.00%	8.00%
2016 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Ratio (as a percent)	5.125%
Tier 1 Capital to Risk Weighted Assets Ratio (as a percent)	6.625%
Total Capital to Risk Weighted Assets Ratio (as a percent)	8.625%
2017 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Ratio (as a percent)	5.75%
Tier 1 Capital to Risk Weighted Assets Ratio (as a percent)	7.25%
Total Capital to Risk Weighted Assets Ratio (as a percent)	9.25%
2018 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Ratio (as a percent)	6.375%
Tier 1 Capital to Risk Weighted Assets Ratio (as a percent)	7.875%
Total Capital to Risk Weighted Assets Ratio (as a percent)	9.875%
2019 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Ratio (as a percent)	7.00%
Tier 1 Capital to Risk Weighted Assets Ratio (as a percent)	8.50%
Total Capital to Risk Weighted Assets Ratio (as a percent)	10.50%